Warrants - Schedule of Stock Warrants Activity (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants, Outstanding, Beginning balance	28,435,782	3,395,833	3,693,971
Warrants, Exercisable, Beginning balance	28,435,782	3,395,833	3,693,971
Warrants, Canceled		(3,395,833)
Warrants, Granted	13,435,342	28,435,782
Warrants, Exercised
Warrants, Forfeited			(298,138)
Warrants, Outstanding, Ending balance	41,871,124	28,435,782	3,395,833	3,693,971
Warrants, Exercisable, Ending balance	41,871,124	28,435,782	3,395,833	3,693,971
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.64	$ 0.45	$ 0.45
Weighted Average Exercise Price, Exercisable, Beginning	$ 0.64	$ 0.45	0.45
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending	$ 0.47	$ 0.64	0.45	$ 0.45
Weighted Average Exercise Price, Exercisable, Ending	$ 0.47	$ 0.64	$ 0.45	$ 0.45
Weighted Average Remaining Contractual Terms (Years), Beginning Outstanding	4 years 26 days	5 years 3 months 11 days	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Beginning Exercisable	4 years 26 days	5 years 3 months 11 days	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Beginning Outstanding	3 years 8 months 12 days	4 years 26 days
Weighted Average Remaining Contractual Terms (Years), Beginning Exercisable	3 years 8 months 12 days	4 years 26 days
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Exercisable, Beginning
Aggregate Intrinsic Value, Outstanding, Ending	$ 4,988,991
Aggregate Intrinsic Value, Exercisable, Ending	$ 4,988,991